2024 Quarterly Report | September 30, 2024

The accompanying notes are an integral part of these financial statements.
Schedules of Investments
September 30, 2024 (unaudited)
Muirfield Fund
Security Description
Shares,
Contracts
or Principal
Amount ($)
Fair
Value ($)
Common Stocks (United States) — 68 .6%
Communication Services — 6.6%
Alphabet Inc ....................... 121,783 20,360,900
Comcast Corp ...................... 40,132 1,676,313
Meta Platforms Inc ................... 39,950 22,868,978
Netflix Inc
(1)
........................ 18,514 13,131,425
Telephone and Data Systems Inc ......... 11,045 256,796
Verizon Communications Inc ............ 91,492 4,108,906
62,403,318
Consumer Discretionary — 8.1%
Abercrombie & Fitch Co
(1)
............... 3,249 454,535
Amazon.com Inc
(1)
................... 172,640 32,168,011
Best Buy Co Inc ..................... 11,618 1,200,139
Burlington Stores Inc
(1)
................ 8,741 2,303,079
Crocs Inc
(1)
........................ 12,463 1,804,767
Frontdoor Inc
(1)
...................... 10,731 514,981
General Motors Co ................... 7,226 324,014
Helen of Troy Ltd
(1)
................... 5,029 311,044
Hovnanian Enterprises Inc
(1)
............. 1,080 220,719
Installed Building Products Inc ........... 2,185 538,100
Las Vegas Sands Corp ................. 56,926 2,865,655
La-Z-Boy Inc ....................... 11,540 495,412
Lennar Corp ....................... 17,877 3,351,580
Lowe's Cos Inc ..................... 7,718 2,090,420
Meritage Homes Corp ................. 5,355 1,098,150
Mohawk Industries Inc
(1)
............... 39,880 6,407,918
NVR Inc
(1)
......................... 52 510,214
O'Reilly Automotive Inc
(1)
............... 671 772,724
Ross Stores Inc ..................... 50,685 7,628,599
Texas Roadhouse Inc ................. 5,221 922,029
TJX Cos Inc/The ..................... 55,390 6,510,541
TopBuild Corp
(1)
..................... 2,016 820,129
Valvoline Inc
(1)
...................... 14,412 603,142
Whirlpool Corp ...................... 19,997 2,139,679
Wingstop Inc ....................... 804 334,528
76,390,109
Consumer Staples — 3.1%
Altria Group Inc ..................... 110,392 5,634,408
Andersons Inc/The ................... 959 48,084
Bunge Global SA .................... 34,227 3,307,697
Costco Wholesale Corp ................ 3,775 3,346,613
Kimberly-Clark Corp .................. 12,026 1,711,059
Kroger Co/The ...................... 87,565 5,017,475
Molson Coors Beverage Co ............. 25,224 1,450,885
PriceSmart Inc ...................... 1,594 146,297
Target Corp ........................ 12,851 2,002,957
Walmart Inc ....................... 78,064 6,303,668
28,969,143
Energy — 0.3%
Berry Corp ........................ 4,345 22,333
Civitas Resources Inc ................. 1,256 63,642
EOG Resources Inc ................... 16,065 1,974,871
Murphy Oil Corp ..................... 30,557 1,030,993
Teekay Corp
(1)
...................... 3,592 33,046
3,124,885
Financials — 12.1%
Ally Financial Inc .................... 39,790 1,416,126
American Express Co ................. 9,468 2,567,722
American International Group Inc ......... 34,063 2,494,433
Axis Capital Holdings Ltd ............... 2,387 190,029
Bank of New York Mellon Corp/The ........ 154,467 11,099,999
Berkshire Hathaway Inc
(1)
.............. 137,174 63,135,705
Block Inc
(1)
........................ 6,962 467,359
Capital One Financial Corp .............. 21,753 3,257,077
Comerica Inc ....................... 13,982 837,662
Commerce Bancshares Inc/MO ........... 8,547 507,692
East West Bancorp Inc ................ 16,052 1,328,142
Enstar Group Ltd
(1)
................... 1,603 515,509
Euronet Worldwide Inc
(1)
............... 18,400 1,825,832
First American Financial Corp ............ 50,112 3,307,893
First Citizens BancShares Inc/NC ......... 139 255,892
Medley Management Inc
(1) (2)
............. 235 0
MetLife Inc ........................ 52,328 4,316,013
NerdWallet Inc
(1)
..................... 6,004 76,311
Northern Trust Corp .................. 47,954 4,317,299
Popular Inc ........................ 2,000 200,540
PROG Holdings Inc ................... 5,516 267,471
State Street Corp .................... 105,899 9,368,884
Synchrony Financial .................. 31,120 1,552,266
T Rowe Price Group Inc ................ 3,469 377,878
US Bancorp ........................ 13,778 630,068
114,313,802
Health Care — 10.6%
AbbVie Inc ........................ 93,945 18,552,259
Amgen Inc ........................ 33,830 10,900,364
Bristol-Myers Squibb Co ............... 15,393 796,434
Centene Corp
(1)
..................... 45,280 3,408,678
Cigna Group/The .................... 4,646 1,609,560
CVS Health Corp .................... 6,542 411,361
Eli Lilly & Co ....................... 19,636 17,396,318
Encompass Health Corp ............... 41,280 3,989,299
Gilead Sciences Inc .................. 101,122 8,478,069
HCA Healthcare Inc ................... 15,535 6,313,890
Johnson & Johnson .................. 87,345 14,155,131
Medtronic PLC ...................... 77,940 7,016,938

2024 Quarterly Report | September 30, 2024

The accompanying notes are an integral part of these financial statements.
Schedules of Investments
September 30, 2024 (unaudited)
Merck & Co Inc ..................... 29,422 3,341,162
Organon & Co ...................... 6,786 129,816
ResMed Inc ........................ 2,750 671,330
Tenet Healthcare Corp
(1)
................ 4,315 717,153
Universal Health Services Inc ............ 8,207 1,879,485
99,767,247
Industrials — 5.5%
A O Smith Corp ..................... 21,051 1,891,011
Alaska Air Group Inc
(1)
................. 9,127 412,632
Allegion plc ........................ 11,664 1,699,911
Boise Cascade Co ................... 17,416 2,455,308
Broadridge Financial Solutions Inc ......... 17,310 3,722,169
Builders FirstSource Inc
(1)
.............. 2,533 491,047
BWX Technologies Inc ................. 16,809 1,827,138
Copart Inc
(1)
........................ 36,588 1,917,211
Delta Air Lines Inc ................... 20,171 1,024,485
Donaldson Co Inc .................... 2,882 212,403
EMCOR Group Inc .................... 10,720 4,615,282
Graco Inc ......................... 19,177 1,678,179
Huntington Ingalls Industries Inc .......... 12,715 3,361,592
Johnson Controls International plc ......... 9,468 734,812
Leidos Holdings Inc .................. 5,278 860,314
Matson Inc ........................ 2,988 426,149
MSC Industrial Direct Co Inc ............. 15,511 1,334,877
Norfolk Southern Corp ................. 4,244 1,054,634
Northrop Grumman Corp ............... 2,943 1,554,110
Paycom Software Inc ................. 23,675 3,943,545
Rollins Inc ......................... 22,512 1,138,657
RTX Corp ......................... 18,071 2,189,482
Sterling Infrastructure Inc
(1)
............. 1,749 253,640
United Airlines Holdings Inc
(1)
............ 26,736 1,525,556
Vertiv Holdings Co ................... 22,355 2,224,099
Waste Management Inc ................ 42,268 8,774,837
51,323,080
Information Technology — 18.5%
Amkor Technology Inc ................. 5,836 178,582
Apple Inc ......................... 117,317 27,334,861
Applied Materials Inc ................. 14,128 2,854,562
Asana Inc
(1)
........................ 5,105 59,167
Astera Labs Inc
(1)
.................... 11,552 605,209
Cirrus Logic Inc
(1)
.................... 5,295 657,692
Consensus Cloud Solutions Inc
(1)
.......... 4,103 96,626
Corning Inc ........................ 3,720 167,958
Entegris Inc ........................ 3,260 366,848
First Solar Inc
(1)
..................... 5,295 1,320,785
Ichor Holdings Ltd
(1)
.................. 2,914 92,694
Intel Corp ......................... 19,273 452,145
Jabil Inc .......................... 6,637 795,312
Lam Research Corp .................. 1,361 1,110,685
Lattice Semiconductor Corp
(1)
............ 5,497 291,726
Micron Technology Inc ................ 26,785 2,777,872
Microsoft Corp ...................... 88,763 38,194,719
Nutanix Inc
(1)
....................... 525 31,106
NVIDIA Corp ....................... 308,256 37,434,609
ON Semiconductor Corp
(1)
.............. 19,412 1,409,505
Oracle Corp ........................ 49,010 8,351,304
Palantir Technologies Inc
(1)
.............. 20,950 779,340
Photronics Inc
(1)
..................... 16,119 399,106
Qorvo Inc
(1)
........................ 3,644 376,425
QUALCOMM Inc ..................... 80,930 13,762,146
Skyworks Solutions Inc ................ 65,136 6,433,483
TD SYNNEX Corp .................... 19,616 2,355,489
Teradyne Inc ....................... 16,281 2,180,514
Texas Instruments Inc ................. 113,377 23,420,287
174,290,757
Materials — 1.0%
Ball Corp ......................... 83,994 5,704,033
Louisiana-Pacific Corp ................ 13,072 1,404,717
Orion SA .......................... 1,396 24,863
Steel Dynamics Inc ................... 3,095 390,218
Sylvamo Corp ...................... 14,284 1,226,281
Vulcan Materials Co .................. 875 219,126
Warrior Met Coal Inc .................. 1,708 109,141
9,078,379
Real Estate — 2.1%
CoStar Group Inc
(1)
................... 48,393 3,650,768
Jones Lang LaSalle Inc
(1)
............... 1,259 339,691
Simon Property Group Inc .............. 89,658 15,153,995
SITE Centers Corp ................... 12,505 756,552
19,901,006
Utilities — 0.7%
ALLETE Inc ........................ 1,470 94,359
Brookfield Renewable Corp ............. 5,588 182,504
Clearway Energy Inc .................. 6,044 185,430
Entergy Corp ....................... 8,806 1,158,958
National Fuel Gas Co .................. 22,004 1,333,663
NRG Energy Inc ..................... 8,027 731,260
UGI Corp .......................... 3,770 94,325
Vistra Corp ........................ 11,493 1,362,380
Xcel Energy Inc ..................... 13,010 849,553
5,992,432
Total Common Stocks (United States)
(Cost $ 521,742,844 ) ................ 645,554,158
Preferred Stock (United States) — 0 .0%
WESCO International Inc Series A Variable Pfd,
9.7% .......................... 2,612 67,520
Total Preferred Stock (United States)
(Cost $ 65,288 ) .................... 67,520

2024 Quarterly Report | September 30, 2024

The accompanying notes are an integral part of these financial statements.
Schedules of Investments
September 30, 2024 (unaudited)
Warrants (United States) — 0 .0%
Chaparral Energy Inc A Warrants ,
Expiration Date 10/14/2024
(1) (2)
......... 7 0
Chaparral Energy Inc B Warrants ,
Expiration Date 10/14/2025
(1) (2)
......... 7 0
Chord Energy Corp ,
Expiration Date 11/19/2024
(1) (2)
......... 23 0
Civitas Resources Inc ,
Expiration Date 1/20/2025
(1) (2)
.......... 57 0
Civitas Resources Inc ,
Expiration Date 1/20/2026
(1) (2)
.......... 28 0
Total Warrants (United States)
(Cost $ 7,167 ) ..................... 0
Money Market Registered Investment Companies — 29 .4%
Meeder Government Money Market Fund - Class
F , 4.80%
(3)
....................... 277,428,290 277,428,290
Total Money Market Registered Investment
Companies
(Cost $ 277,428,290 ) ................ 277,428,290
Total Investments — 98 .0%
(Cost $ 799,243,589 ) ................ 923,049,968
Other Assets less Liabilities — 2 .0% ....... 19,206,908
Total Net Assets — 100 .0% ............. 942,256,876
Trustee Deferred Compensation
(4)
Meeder Balanced Fund - Retail Class ....... 6,073 84,109
Meeder Conservative Allocation Fund - Retail
Class .......................... 1,841 42,402
Meeder Dynamic Allocation Fund - Retail Class 15,819 238,389
Meeder Muirfield Fund - Retail Class ....... 12,328 127,224
Total Trustee Deferred Compensation
(Cost $ 388,851 ) ................... 492,124
Long
(Short)
Contracts
Expiration
Date
Notional
Value of
Contracts
($)
Value and
Unrealized
Appreciation
(Depreciation)
($)
Futures Contracts
Index Futures
Mini MSCI EAFE Futures -
Dec 2024 ......... 807 12/20/24 100,382,730 1,867,954
Mini MSCI Emg Mkt Futures
- Dec 2024 ........ 497 12/20/24 29,141,595 1,706,780
Russell 2000 Futures Mini
December 2024 ..... 689 12/20/24 77,484,940 1,199,343
S&P 500 Mini Futures
December 2024 ..... 278 12/20/24 80,818,075 1,417,637
S&P Mid Cap Futures EMini
December 2024 ..... 18 12/20/24 5,667,480 18,460
Total Futures Contracts .. 2,289 293,494,820 6,210,174
(1) Represents non-income producing securities.
(2) Fair valued security deemed a Level 3 security. Security is not part of the investment strategy of the Fund.
(3) Investment in affiliate. The yield shown represents the 7-day yield in effect at September 30, 2024.
(4) Assets of affiliates to the Muirfield Fund held for the benefit of the Fund’s
Trustees in connection with the Trustee Deferred Compensation Plan.